SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS (Details) - Jet Ai Inc [Member]	Sep. 30, 2023 USD ($)
Restructuring Cost and Reserve [Line Items]
2023	$ 274,500
2024	549,000
2025	549,000
2026	503,250
Total future minimum lease payments	1,875,750
Less imputed interest	(219,248)
Maturities of lease liabilities	$ 1,656,502